Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

7. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit/(loss) for the year attributable to equity holders by the weighted average number of common shares outstanding during the year.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS calculations:

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders	1,458	(94)	63
Weighted average number of common shares for EPS (millions)	236.4	236.3	229.6
Earnings/(loss) per share	$6.17	$(0.40)	$0.27

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss from continuing operations attributable to equity holders	(284)	(292)	(126)
Weighted average number of common shares for EPS (millions)	236.4	236.3	229.6
Loss per share from continuing operations	$(1.20)	$(1.24)	$(0.55)

Diluted earnings per share is consistent with basic earnings per share as there are no dilutive potential common shares.

Please refer to Note 18 for details of transactions involving ordinary shares for the years ended December 31, 2019 and 2018. See Note 25 for basic and diluted earnings per share from discontinued operation.

There have been no material transactions involving common shares or potential ordinary shares between the reporting date and the authorization of these financial statements.